Acquisitions, increases in controlling interests and divestments (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions
Acquisitions

($ in millions, except number of acquired businesses)	2011	2010	2009
Acquisitions (net of cash acquired)(1)	3,805	1,275	159
Aggregate excess of purchase price over fair value of net assets acquired(2)	3,261	1,091	147
Number of acquired businesses	10	9	8
(1)
Excluding changes in cost and equity investments but including, in 2011, $19 million representing the fair value of replacement vested stock options issued to Baldor employees at the acquisition date.

(2)
Recorded as goodwill (see Note 11).

Aggregate preliminary purchase consideration for business acquisitions

The aggregate preliminary purchase consideration for business acquisitions in 2011, has been allocated as follows:

	Allocated amounts			Weighted- average useful life
($ in millions)	Baldor(1)	Other(2)	Total	Baldor
Customer relationships	996	220	1,216	19 years
Technology	259	156	415	7 years
Trade name	121	32	153	10 years
Order backlog	15	36	51	2 months
Other intangible assets	15	3	18	5 years

Intangible assets	1,406	447	1,853	16 years
Fixed assets	382	40	422
Debt acquired	(1,241)	(202)	(1,443)
Deferred tax liabilities	(693)	(99)	(792)
Inventories	422	35	457
Other assets and liabilities, net(3)	51	(4)	47
Goodwill(4)	2,728	533	3,261

Total consideration (net of cash acquired)(5)	3,055	750	3,805

(1)
The allocation of the purchase consideration for the Baldor acquisition was finalized in February 2012.

(2)
The allocated amounts in Other primarily relate to the acquisitions of Mincom, Trasfor and Lorentzen & Wettre.

(3)
Gross receivables from the Baldor acquisition totaled $266 million; the fair value of which was $263 million after allowance for estimated uncollectable receivables.

(4)
The goodwill related to Baldor is not deductible for income tax purposes. The Company does not expect the majority of the remaining goodwill recognized to be deductible for income tax purposes.

(5)
Cash acquired in the Baldor acquisition totaled $48 million. Additional consideration for the Baldor acquisition included $70 million related to the cash settlement of stock options held by Baldor employees at the acquisition date and $19 million representing the fair value of replacement vested stock options issued to Baldor employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

        The aggregate purchase price of business acquisitions in 2010, settled in cash, has been allocated as follows:

($ in millions)	Allocated amount	Weighted-average useful life
Intangible assets(1)	356	8 years
Deferred tax liabilities	(147)
Other assets and liabilities, net(2)	(25)
Goodwill(3)	1,091

Total(4)	1,275

(1)
Includes mainly capitalized software for sale and customer relationships.

(2)
Including debt assumed upon acquisition.

(3)
Goodwill recognized is not deductible for income tax purposes.

(4)
Primarily relates to the acquisition of Ventyx.

Unaudited pro forma financial information

($ in millions)	2011	2010
Total revenues	38,100	33,310
Income from continuing operations, net of tax	3,391	2,726

Divestments

($ in millions)	2011	2010	2009
Proceeds from divestments	8	83	16
Net gains (losses) recognized on divestments, included in "Other income (expense), net"	1	12	(1)

Baldor Electric Company
Acquisitions
Adjustments included in pro forma results of related acquisition

	Adjustments
($ in millions)	2011	2010
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)	(7)	(91)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition	15	(15)
Impact on cost of sales from fair valuing acquired inventory	57	(57)
Interest expense on Baldor's debt	11	106
Baldor stock-option plans adjustments	66	—
Impact on selling, general and administrative expenses from acquisition-related costs	64	(24)
Taxation adjustments	(65)	26
Other	—	(23)

Total pro forma adjustments	141	(78)